Condensed Consolidated Statement of Changes in Equity (unaudited) - SEK (kr) kr in Millions		Share capital	Hedge reserve	Own credit risk	Defined benefit plans	Retained earnings	Total
Balance at the beginning of the period at Dec. 31, 2023		kr 3,990	kr (47)	kr (41)	kr 1	kr 18,943	kr 22,846
Net profit						630	630	[1]
Other comprehensive income			13	77	2		92
Total comprehensive income			13	77	2	630	722	[1]
Dividend						(248)	(248)
Balance at the end of the period at Jun. 30, 2024	[2]	3,990	(34)	36	3	19,325	23,320
Balance at the beginning of the period at Dec. 31, 2023		3,990	(47)	(41)	1	18,943	22,846
Net profit						1,683	1,683	[1]
Other comprehensive income			44	254	(7)		291
Total comprehensive income			44	254	(7)	1,683	1,974	[1]
Dividend						(248)	(248)
Balance at the end of the period at Dec. 31, 2024	[2]	3,990	(3)	213	(6)	20,378	24,572
Net profit						737	737	[1]
Other comprehensive income			3	43	0		46
Total comprehensive income			kr 3	43	0	737	783	[1]
Dividend						(1,673)	(1,673)
Balance at the end of the period at Jun. 30, 2025	[2]	kr 3,990		kr 256	kr (6)	kr 19,442	kr 23,682

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	The entire equity is attributable to the shareholder of the Parent Company.